Accrued Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Accrued Expenses (Details) [Line Items]
Accrued expenses - related parties	$ 328,303	$ 188,159	$ 18,370